Cover Page	Sep. 22, 2026
Cover [Abstract]
Entity Central Index Key	0000886163
Amendment Flag	false
Document Type	8-K
Document Period End Date	Sep. 22, 2026
Entity Registrant Name	LIGAND PHARMACEUTICALS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33093
Entity Tax Identification Number	77-0160744
Entity Address, Address Line One	555 Heritage Drive, Suite 200
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33458
City Area Code	858
Local Phone Number	550-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LGND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false